Other Non-Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets [Abstract]
Prepaid expenses (1)	$ 1,547	$ 9,321
Deposits in guarantee to free zone	176	195
Other (2)	3,359	875
Total	$ 5,082	$ 10,391